Schedule of Inventory (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw material	$ 84,000
Finished goods	348,000
Inventory gross	432,000
Reserve for obsolescence	(432,000)
Total inventory